[redacted]

13003335

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

AUG 13 2013

Washington, DC 20549

CERT
File No. 001-32575

August 13, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ROYAL DUTCH SHELL PLC ("Guarantor"), SHELL INTERNATIONAL FINANCE B.V. PLC ('Issuer'),

1.900% Guaranteed Notes due 2018
3.400% Guaranteed Notes due 2023
4.550% Guaranteed Notes due 2043

and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 12, 2013. Tentative listing date – August 16, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com